LONG-TERM INVESTMENT IMPAIRMENT CHARGE (Details) (USD $)	3 Months Ended		12 Months Ended			3 Months Ended
	Jun. 30, 2012	Mar. 31, 2012 Investment	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012 Non-Publicly Traded Company [Member]	Dec. 31, 2013 Non-Publicly Traded Company [Member]	Dec. 31, 2012 Non-Publicly Traded Company [Member]	Dec. 31, 2013 Warrants Acquired to Purchase Company Shares [Member]	Jun. 30, 2013 Warrants Acquired to Purchase Company Shares [Member]	Dec. 31, 2012 Warrants Acquired to Purchase Company Shares [Member]	Mar. 31, 2012 Estimate of Fair Value Measurement [Member]
Gain (Loss) on Investments [Line Items]
Long-term investment impairment charge	$ 500,000	$ 3,400,000	$ 0	$ 3,353,000	$ 0	$ 2,900,000
Fair value of long term investments												0
Number of impaired investments		2
Investments, carrying value							0	0	1,200,000		1,200,000
Other long-term investments			$ 1,235,000	$ 1,241,000						$ 1,700,000